Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Jul. 31, 2025	Jul. 31, 2024
Schedule of Components of Deferred Tax Assets and Liabilities [Line Items]
Net operating loss carryforwards	$ 20,461,846	$ 4,573,385	$ 2,441,398
Unexercised share-based compensation	1,843,290	945,890	823,579
Capital start-up costs		2,355,876	620,911
Derivative liability			193,043
Accrued payroll reserves		162,426	49,866
Financing fees		4,503	6,005
Unrealized foreign exchange gain/loss		13,879	11,434
Total gross deferred tax assets		8,055,960	4,146,236
Valuation allowance	(164,952,382)	(7,967,381)	(4,141,548)
Total deferred tax assets, net of valuation allowance	148,845,231	88,579	4,688
Convertible debt		(88,579)	(4,410)
Depreciation			(278)
Unrealized foreign exchange gain/loss
Total gross deferred tax liabilities		(88,579)	(4,688)
Net deferred tax asset